CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($)	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Revenues [Abstract]
Revenue from collaborative arrangements	$ 1,088,000	$ 0
Revenue from related party transactions	973,000	654,000
Revenues	9,646,000	7,857,000
Costs and Expenses [Abstract]
Cost of revenue from collaborative arrangements (exclusive of depreciation shown below)	(407,000)	0
Cost of revenue from related party transactions (exclusive of depreciation shown below)	(41,000)	(69,000)
Research and development expense	(16,286,000)	(12,361,000)
Depreciation expense	(1,257,000)	(1,059,000)
Selling, general and administrative expense	(16,835,000)	(5,078,000)
Total cost and operating expenses	(42,168,000)	(24,327,000)
Loss from operations	(32,522,000)	(16,470,000)
Nonoperating Income (Expense) [Abstract]
Interest income, net	214,000	0
Other expense, net	(30,396,000)	(26,000)
Total other expense, net	(30,182,000)	(26,000)
Loss before income taxes	(62,704,000)	(16,496,000)
Income tax expense	0	0
Loss from equity method investees, net	(608,000)	(282,000)
Net income (loss)	(63,312,000)	(16,778,000)
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Parent [Abstract]
Loss from equity method investees, net	(49,000)	(28,000)
Comprehensive loss	(63,361,000)	(16,806,000)
Unpaid cumulative dividends on preferred stock	(4,117,000)	(9,523,000)
Net loss allocated to common shareholders	$ (67,429,000)	$ (26,301,000)
Basic and diluted net income (loss) per share - basic (in dollars per share)	$ (0.58)	$ (2.85)
Basic and diluted net income (loss) per share - diluted (in dollars per share)	$ (0.58)	$ (2.85)
Weighted average shares outstanding of common stock - basic (in shares)	116,530,963	9,219,499
Weighted-average number of common shares outstanding - diluted (in shares)	116,530,963	9,219,499
Service
Revenues [Abstract]
Revenue from Contract with Customer, Including Assessed Tax	$ 7,585,000	$ 6,463,000
Costs and Expenses [Abstract]
Cost of Goods and Service, Excluding Depreciation, Depletion, and Amortization	(7,342,000)	(5,196,000)
Tangible Products
Revenues [Abstract]
Revenue from Contract with Customer, Including Assessed Tax	0	740,000
Costs and Expenses [Abstract]
Cost of Goods and Service, Excluding Depreciation, Depletion, and Amortization	$ 0	$ (564,000)